RESTRUCTURING COSTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring reserve	$ 69	$ 41	$ 21